EARNINGS PER SHARE (Details Narrative) - shares	3 Months Ended		9 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020
Number of restricted shares excluded from common shares		282,332		307,932
Warrant [Member]
Number of ordinary shares converted	16,795,604		16,401,058
Number of restricted shares excluded from common shares	1,340,984		1,227,646